UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Multi Cap Growth Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

(Address of principal executive offices)                (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ August 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.2%)
	Automobiles (4.0%)
58,127	Tesla Motors, Inc. (a)	$15,676,852

	Chemicals (1.8%)
61,806	Monsanto Co.	7,147,864

	Commercial Services & Supplies (1.7%)
232,799	Edenred (France)	6,903,852

	Communications Equipment (2.0%)
131,467	Motorola Solutions, Inc.	7,809,140

	Diversified Financial Services (2.4%)
208,516	MSCI, Inc. (a)	9,620,928

	Electrical Equipment (0.5%)
25,864	SolarCity Corp. (a)(b)	1,776,339

	Food Products (3.0%)
122,809	Mead Johnson Nutrition Co.	11,740,540

	Health Care Equipment & Supplies (4.0%)
33,986	Intuitive Surgical, Inc. (a)	15,973,760

	Health Care Technology (3.8%)
103,750	athenahealth, Inc. (a)	14,985,650

	Hotels, Restaurants & Leisure (3.8%)
147,191	Fiesta Restaurant Group, Inc. (a)	7,225,606
100,271	Starbucks Corp.	7,802,087

		15,027,693

	Information Technology Services (5.6%)
146,839	Mastercard, Inc., Class A	11,131,865
50,978	Visa, Inc., Class A	10,833,844

		21,965,709

	Insurance (1.4%)
101,463	Arch Capital Group Ltd. (a)	5,639,314

	Internet & Catalog Retail (11.5%)
90,166	Amazon.com, Inc. (a)	30,569,881
12,072	Priceline Group, Inc. (a)	15,021,310

		45,591,191

	Internet Software & Services (23.3%)
447,278	Facebook, Inc., Class A (a)	33,465,340
18,897	Google, Inc., Class A (a)	11,004,857
29,439	Google, Inc., Class C (a)	16,827,332
56,725	LinkedIn Corp., Class A (a)	12,805,669
365,658	Twitter, Inc. (a)	18,191,486

		92,294,684

	Life Sciences Tools & Services (5.9%)
129,849	Illumina, Inc. (a)	23,289,717

	Media (1.6%)
50,849	Naspers Ltd., Class N (South Africa)	6,462,143

	Oil, Gas & Consumable Fuels (0.9%)
44,354	Range Resources Corp.	3,485,781

	Pharmaceuticals (2.5%)
84,831	Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,950,676

	Professional Services (5.2%)
194,765	Advisory Board Co. (The) (a)	9,660,344
163,762	Corporate Executive Board Co. (The)	10,795,191

		20,455,535

	Software (6.4%)
76,613	FireEye, Inc. (a)	2,385,729

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ August 31, 2014 (unaudited) Continued

208,933	Salesforce.com, Inc. (a)	12,345,851
72,706	Splunk, Inc. (a)	3,922,488
73,429	Workday, Inc., Class A (a)	6,687,179

		25,341,247

	Tech Hardware, Storage & Peripherals (2.8%)
108,374	Apple, Inc.	11,108,335

	Textiles, Apparel & Luxury Goods (2.1%)
47,700	Christian Dior SA (France)	8,483,117

	Total Common Stocks (Cost $230,546,685)	380,730,067

	Preferred Stocks (1.7%)
	Hotels, Restaurants & Leisure (0.5%)
143,970	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,083,131; acquired 01/24/14)	2,248,812

	Internet & Catalog Retail (0.6%)
58,155	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $2,367,666; acquired 04/16/14)	2,367,666

	Software (0.6%)
197,427	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $2,255,228; acquired 06/17/14)	2,255,228

	Total Preferred Stocks (Cost $6,706,025)	6,871,706

NOTIONAL AMOUNT
	Call Options Purchased (0.0%)
	Foreign Currency Options (0.0%)
3,948,835	USD/CNY December 2014 @ CNY 6.50	568
49,171,933	USD/CNY December 2014 @ CNY 6.50	7,671
55,150,750	USD/CNY December 2014 @ CNY 6.50	9,100
68,409,704	USD/CNY June 2015 @ CNY 6.62	66,905

	Total Call Options Purchased (Cost $531,265)	84,244

NUMBER OF SHARES (000)
	Short-Term Investments (2.6%)
	Securities held as Collateral on Loaned Securities (0.3%)
	Investment Company (0.2%)
815	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $815,347)	815,347

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.1%)
$17	Barclays Capital, Inc. (0.05%, dated 08/29/14, due 09/02/14; proceeds $17,119; fully collateralized by a U.S. Government obligation; 2.25% due 03/31/21; valued at $17,462)	17,119
136	BNP Paribas Securities Corp. (0.06%, dated 08/29/14, due 09/02/14; proceeds $135,637; fully collateralized by various U.S. Government agency securities; 0.00% - 3.00% due 10/31/14 - 12/20/42; valued at $138,350)	135,637
20	Merrill Lynch & Co., Inc. (0.06%, dated 08/29/14, due 09/02/14; proceeds $19,753; fully collateralized by a U.S. Government agency security; 0.18% due 08/18/15; valued at $20,150)	19,753

	Total Repurchase Agreements (Cost $172,509)	172,509

	Total Securities held as Collateral on Loaned Securities (Cost $987,856)	987,856

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ August 31, 2014 (unaudited) Continued

NUMBER OF SHARES (000)
	Investment Company (2.3%)
9,249	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $9,248,618)		9,248,618

	Total Short-Term Investments (Cost $10,236,474)		10,236,474

	Total Investments (Cost $248,020,449) (g)	100.5%	397,922,491
	Liabilities in Excess of Other Assets	(0.5)	(1,960,898)

	Net Assets	100.0%	$395,961,593

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at August 31, 2014 were $965,778 and $987,856, respectively. The Fund received cash collateral of $987,856, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At August 31, 2014, the Fund held fair valued securities valued at $6,871,706, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2014 amounts to $6,871,706 and represents 1.7% of net assets.

(e)	Illiquid security.
(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments ¡ August 31, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Automobiles	$15,676,852	$—	$—	$15,676,852
Chemicals	7,147,864	—	—	7,147,864
Commercial Services & Supplies	6,903,852	—	—	6,903,852
Communications Equipment	7,809,140	—	—	7,809,140
Diversified Financial Services	9,620,928	—	—	9,620,928
Electrical Equipment	1,776,339	—	—	1,776,339
Food Products	11,740,540	—	—	11,740,540
Health Care Equipment & Supplies	15,973,760	—	—	15,973,760
Health Care Technology	14,985,650	—	—	14,985,650
Hotels, Restaurants & Leisure	15,027,693	—	—	15,027,693
Information Technology Services	21,965,709	—	—	21,965,709
Insurance	5,639,314	—	—	5,639,314
Internet & Catalog Retail	45,591,191	—	—	45,591,191
Internet Software & Services	92,294,684	—	—	92,294,684
Life Sciences Tools & Services	23,289,717	—	—	23,289,717
Media	6,462,143	—	—	6,462,143
Oil, Gas & Consumable Fuels	3,485,781	—	—	3,485,781
Pharmaceuticals	9,950,676	—	—	9,950,676
Professional Services	20,455,535	—	—	20,455,535
Software	25,341,247	—	—	25,341,247
Tech Hardware, Storage & Peripherals	11,108,335	—	—	11,108,335
Textiles, Apparel & Luxury Goods	8,483,117	—	—	8,483,117
Total Common Stocks	380,730,067	—	—	380,730,067
Preferred Stocks	—	—	6,871,706	6,871,706
Call Options Purchased	—	84,244	—	84,244
Short-Term Investments
Investment Company	10,063,965	—	—	10,063,965
Repurchase Agreements	—	172,509	—	172,509
Total Short-Term Investments	10,063,965	172,509	—	10,236,474
Total Assets	$390,794,032	$256,753	$6,871,706	$397,922,491

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2014, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PREFERRED STOCKS
Beginning Balance	$—
Purchases	6,706,025
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	165,681
Realized gains (losses)	—

Ending Balance	$6,871,706

Net change in unrealized appreciation (depreciation) from investments still held as of August 31, 2014	$165,681

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2014.

	FAIR VALUE AT AUGUST 31, 2014	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE		SELECTED VALUE	IMPACT TO VALUATION FROM AN INCREASE IN INPUT
Hotel, Restaurants & Leisure
Preferred Stock	$2,248,812	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase

		Discounted Cash Flow	Weighed Average Cost of Capital	17.0%	17.0%	17.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	7.9x	12.1x	9.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet & Catalog Retail
Preferred Stock	$2,367,666	Market Transaction Method	Precedent Transaction of Preferred Stock	$40.713	$40.713	$40.713	Increase

		Discounted Cash Flow	Weighed Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	11.5x	17.1x	15.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Software
Preferred Stock	$2,255,228	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.4231	$11.4231	$11.4231	Increase

		Discounted Cash Flow	Weighed Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	13.9x	23.5x	23.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

5

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 21, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2014